Investments Accounted for Under Equity Method - Summary of Share of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investments accounted for using equity method [line items]
Investments accounted for under the equity method	€ 1	€ 16	€ 30
Group share of joint venture's profit / (loss)	€ (29)	€ (14)	€ (3)
Constellium-UACJ ABS LLC [member]
Disclosure of investments accounted for using equity method [line items]
Ownership percentage	51.00%	51.00%
Investments accounted for under the equity method	€ (14)	€ 15
Group share of joint venture's profit / (loss)	€ (29)	€ (14)
Rhenaroll S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Ownership percentage	49.85%	49.85%
Investments accounted for under the equity method	€ 1	€ 1
Group share [member]
Disclosure of investments accounted for using equity method [line items]
Investments accounted for under the equity method	(13)	16
Group share of joint venture's profit / (loss)	(29)	€ (14)
Non-current other financial assets [member]
Disclosure of investments accounted for using equity method [line items]
Investments accounted for under the equity method	€ 14